Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2024, up through the date that these consolidated financial statements are available to be issued, and unless disclosed below, there are not any material subsequent events that require disclosure in these consolidated financial statements.

Dividends paid by cash

On April 3, 2024, USD400,455 of dividend payable was fully repaid by cash to Mr. Danny Tze Ching Wong.